UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended	6 Months Ended
		Jul. 31, 2025	Jul. 31, 2025
Income Statement [Abstract]
General and administrative expenses		$ 331,247	$ 351,184
Loss from operations		(331,247)	(351,184)
Other income:
Interest income		2,985	3,369
Interest earned on investments held in Trust Account		635,672	635,672
Total other income		638,657	639,041
Net loss		$ 307,410	$ 287,857
Basic and diluted weighted average shares outstanding, ordinary shares subject to possible redemption		6,081,522	3,091,160
Basic and diluted net income per share, ordinary shares subject to possible redemption		$ 0.03	$ 0.05
Basic and diluted weighted average shares outstanding, non-redeemable ordinary shares	[1]	3,171,698	2,939,758
Basic and diluted net income per share, non-redeemable ordinary shares		$ 0.03	$ 0.05

[1]	Excludes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).